Acquisitions (Details 9)	12 Months Ended
Feb. 28, 2018 USD ($)
Total Assets Acquired	$ 1,480,000
Intellectual Property [Member]
Total Assets Acquired	30,842
Assets Net [Member]
Total Assets Acquired	34,708
Customer Lists [Member]
Total Assets Acquired	77,295
Trademarks [Member]
Total Assets Acquired	19,475
Goodwill [Member]
Total Assets Acquired	$ 1,317,680